Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net profit	¥ 515,075	¥ 705,076	¥ 230,983
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	33,081	327,681	(88,950)
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	102,183	1,183,628	(507,362)
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	5,729	(4,981)
Share of other comprehensive income (loss) of associates and joint ventures	944	6,375	(3,746)
Income tax relating to items that will not be reclassified	(43,341)	(465,333)	181,202
Total items that will not be reclassified to profit or loss, net of tax	98,596	1,047,370	(418,856)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(512,814)	(186,656)	329,196
Reclassification adjustments for (gains) losses included in net profit, before tax	113,334	(79,711)	(96,624)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
Reclassification adjustments for (gains) losses included in net profit, before tax	192	446	204
Share of other comprehensive income (loss) of associates and joint ventures	30,891	2,960	(7,859)
Income tax relating to items that may be reclassified	113,538	82,405	(68,152)
Total items that may be reclassified subsequently to profit or loss, net of tax	149,433	(93,714)	78,023
Other comprehensive income (loss), net of tax	248,029	953,656	(340,833)
Total comprehensive income (loss)	763,104	1,658,732	(109,850)
Total comprehensive income (loss) attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	746,012	1,640,700	(138,071)
Non-controlling interests	6,361	4,910	15,857
Other equity instruments holders	¥ 10,731	¥ 13,122	¥ 12,364